INVENTORY (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
INVENTORY
Natural gas	CAD 627	CAD 678
Crude oil	477	452
Other commodities	7	18
Inventory, Net, Total	CAD 1,111	CAD 1,148